Foreclosed Assets	12 Months Ended
Dec. 31, 2024
Foreclosed Assets
Foreclosed Assets

8. Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Beginning balance	$130	$1,582
Transferred from loans receivables, net	2,306	–
Investments in foreclosed assets	507	125
Sale proceeds	(992)	(1,549)
Gain on foreclosed assets	–	8
Loss on foreclosed assets	(595)	(36)
Ending balance	$1,356	$130